Discontinued operations and assets and liabilities of disposal groups - Profit/(loss) from discontinued operations, net of tax, Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets of disposal groups
Loans and advances to banks	£ 30,251	£ 30,138
Property, plant and equipment	4,602	4,590
Assets	738,056	798,656	£ 815,408
Liabilities Of Disposal Groups
Liabilities	688,963	749,252	£ 761,261
Discontinued operations
Assets of disposal groups
Loans and advances to banks	10	13
Property, plant and equipment	185
Assets	195	13
Liabilities Of Disposal Groups
Other liabilities	10	15
Liabilities	£ 10	£ 15